Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule Other Operating Expenses	n 2019, this line item includes €715 million of expenses relating to the alliance with Regeneron (see Note C.1.), versus €225 million in 2018 (as shown in the table below) :

(€ million)	2019	2018
Income & Expense related to profit/loss sharing of the Antibodies Alliance	(253)	177
Additional share of profit paid by Regeneron related to development costs	21	—
Regeneron commercial operating expenses reimbursement	(449)	(388)
Total: Antibody Alliance	(681)	(211)
Immuno-Oncology Alliance	62	4
Other (mainly Zaltrap®)	(14)	(14)
Other operating income/(expenses), net, related to Regeneron Alliance	(633)	(221)
of which amount presented in Other operating income (Note D.25.)	82	4